Other long-term liabilities and deferred credits (Tables)	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30, 2018	December 31, 2017
Advances in aid of construction	$62,660	$62,683
Environmental remediation obligation	54,911	54,322
Asset retirement obligations	41,215	44,166
Customer deposits	28,671	28,529
Unamortized investment tax credits	17,835	17,839
Deferred credits	19,122	21,168
Other	44,410	45,434
	268,824	274,141
Less current portion	(39,580)	(45,903)
	$229,244	$228,238